STRADLEY, RONON, STEVENS & YOUNG
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

Direct Dial: (215) 564-8077


April 5, 1999

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  The Crowley Portfolio Group, Inc. (the "Fund")
     File Nos. 33-30975, 811-5875

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 12/14 to the Registration Statement of The Crowley Portfolio Group, Inc. which was filed with the Securities and Exchange Commission electronically on March 30, 1999.

Please direct any questions or comments relating to this certification to me at the above phone number.

Very truly yours,

/S/ Lisa M. King
Lisa M. King

cc:   Mr. Robert A. Crowley
      Bruce G. Leto, Esquire

c:crow1